Related Party Agreements and Transactions (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 07, 2021	May 31, 2018	May 31, 2017	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity Method Investment, Ownership Percentage				50.00%		50.00%		50.00%
Research and Development Expense				$ 98,623	$ 84,433	$ 322,807	$ 304,229	$ 390,229	$ 521,044	$ 32,000
Operating Lease, Expense										48,880
Property, Plant and Equipment, Net				98,967		$ 98,967		$ 147,732	257,923
Net of impact of foregoing item charge									$ 120,241
Related Party Transaction, Amounts of Transaction				$ 26,873
Leased Equipment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Property, Plant and Equipment, Net											$ 107,581
Accounts Receivable [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unpaid lease fees										36,660
Accounts Payable [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unpaid demo and testing Fees										$ 24,000
Employment Agreement [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares vested and to be settled with issued shares									6,667
Co-Founders [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity Method Investment, Ownership Percentage									10.00%
Co-Founders [Member] | Equipment, Demonstration and Product Testing Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Revenue from Contract with Customer, Including Assessed Tax			$ 16,500
Due to Related Parties			12,000
Co-Founders [Member] | Equipment, Demonstration and Product Testing Agreement [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Revenue from Contract with Customer, Including Assessed Tax			$ 18,330
Co-Founders [Member] | Employment Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Salary and Wage, Excluding Cost of Good and Service Sold		$ 150,000
Co-Founders [Member] | Employment Agreement [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period		32,000
Number of shares vested and to be settled with issued shares									13,333
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period									6,667
Co-Founders [Member] | Employment Agreement [Member] | Restricted Stock Units (RSUs) [Member] | April 30, 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number									5,333
Mr. James R. Shipley [Member] | Consulting Agreement [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Professional Fees	$ 6,500